Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Operating Segments	The Group’s CODM is the CEO of the Company.
	Year ended December 31, 2023
	Drug Development	Online Sales	Total
Revenues
External	$-	$2,879	$2,879
Total	-	2,879	2,879

Segment loss (gain)	5,359	414	5,773
Company’s share of losses of company accounted for at equity, net			210
Loss on impairment of intangible asset			1,042
Finance expense (income), net			(1,164)
Tax expense			22

Loss			5,883
	Year ended December 31, 2022
	Drug Development	Online Sales	Total
Revenues
External	$-	$1,347	$1,347
Total	-	1,347	1,347

Segment loss	8,405	(118)	8,287
Company’s share of losses of company accounted for at equity, net			109
Finance expense (income), net			(5,818)
Tax expense			14

Loss			2,592

	Year ended December 31, 2021
	Drug Development	Online Sales	Total
Revenues
External	$-	$-	$-
Total	-	-	-

Segment loss	5,768	-	5,768
Finance expense (income), net			21

Loss			5,789
	As of December 31, 2023
	Drug Development	Online Sales	Total

Segment Assets	$7,069	$4,113	$11,182
Segment Liabilities	$1,441	$154	$1,595
	As of December 31, 2022
	Drug Development	Online Sales	Total

Segment Assets	$9,664	$941	$10,605
Segment Liabilities	$4,021	$135	$4,156